Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2018
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Dec. 28, 2018
Document Effective Date	Dec. 31, 2018
Prospectus Date	Dec. 31, 2018
Dreyfus Opportunistic Midcap Value Fund | Class A
Prospectus:
Trading Symbol	DMCVX
Dreyfus Opportunistic Midcap Value Fund | Class C
Prospectus:
Trading Symbol	DVLCX
Dreyfus Opportunistic Midcap Value Fund | Class I
Prospectus:
Trading Symbol	DVLIX
Dreyfus Opportunistic Midcap Value Fund | Class Y
Prospectus:
Trading Symbol	DMCYX
Dreyfus Opportunistic Small Cap Fund | Investor Shares
Prospectus:
Trading Symbol	DSCVX
Dreyfus Opportunistic Small Cap Fund | Class Y
Prospectus:
Trading Symbol	DSCYX
Dreyfus Opportunistic Small Cap Fund | Class I
Prospectus:
Trading Symbol	DOPIX
Dreyfus Strategic Value Fund | Dreyfus Strategic Value Fund - Class A
Prospectus:
Trading Symbol	DAGVX
Dreyfus Strategic Value Fund | Dreyfus Strategic Value Fund - Class C
Prospectus:
Trading Symbol	DCGVX
Dreyfus Strategic Value Fund | Dreyfus Strategic Value Fund - Class I
Prospectus:
Trading Symbol	DRGVX
Dreyfus Strategic Value Fund | Class Y
Prospectus:
Trading Symbol	DRGYX
Dreyfus Structured Midcap Fund | Dreyfus Structured Midcap Fund - Class A
Prospectus:
Trading Symbol	DPSAX
Dreyfus Structured Midcap Fund | Dreyfus Structured Midcap Fund - Class C
Prospectus:
Trading Symbol	DPSCX
Dreyfus Structured Midcap Fund | Dreyfus Structured Midcap Fund - Class I
Prospectus:
Trading Symbol	DPSRX
Dreyfus Structured Midcap Fund | Class Y
Prospectus:
Trading Symbol	DPSYX
Dreyfus Technology Growth Fund | Dreyfus Technology Growth Fund - Class A
Prospectus:
Trading Symbol	DTGRX
Dreyfus Technology Growth Fund | Dreyfus Technology Growth Fund - Class C
Prospectus:
Trading Symbol	DTGCX
Dreyfus Technology Growth Fund | Dreyfus Technology Growth Fund - Class I
Prospectus:
Trading Symbol	DGVRX
Dreyfus Technology Growth Fund | Class Y
Prospectus:
Trading Symbol	DTEYX